Transactions with related parties - Summarizes Consolidated Group's transactions with related parties (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Total assets	SEK 17,437	SEK 12,943
Total liabilities	125	235
Interest income	84	70
The shareholder
Disclosure of transactions between related parties [line items]
Total assets	3,710	3,709
Total liabilities	125	235
Interest income	4	1
Companies and organizations that are controlled through a common owner
Disclosure of transactions between related parties [line items]
Total assets	13,727	9,234
Interest income	80	69
Other liabilities
Disclosure of transactions between related parties [line items]
Total liabilities	125	235
Other liabilities | The shareholder
Disclosure of transactions between related parties [line items]
Total liabilities	125	235
Treasuries/government bonds
Disclosure of transactions between related parties [line items]
Total assets	401	442
Interest income	4	1
Treasuries/government bonds | The shareholder
Disclosure of transactions between related parties [line items]
Total assets	401	442
Interest income	4	1
Other interest-bearing securities except loans
Disclosure of transactions between related parties [line items]
Total assets	5,933	3,439
Interest income	(27)	5
Other interest-bearing securities except loans | Companies and organizations that are controlled through a common owner
Disclosure of transactions between related parties [line items]
Total assets	5,933	3,439
Interest income	(27)	5
Loans in the form of interest-bearing securities
Disclosure of transactions between related parties [line items]
Total assets	2,198	1,948
Interest income	18	16
Loans in the form of interest-bearing securities | Companies and organizations that are controlled through a common owner
Disclosure of transactions between related parties [line items]
Total assets	2,198	1,948
Interest income	18	16
Loans to credit institutions
Disclosure of transactions between related parties [line items]
Total assets	2,607	2,548
Interest income	52	33
Loans to credit institutions | Companies and organizations that are controlled through a common owner
Disclosure of transactions between related parties [line items]
Total assets	2,607	2,548
Interest income	52	33
Loans to the public
Disclosure of transactions between related parties [line items]
Total assets	2,989	1,299
Interest income	37	15
Loans to the public | Companies and organizations that are controlled through a common owner
Disclosure of transactions between related parties [line items]
Total assets	2,989	1,299
Interest income	37	15
Settlement claim against State
Disclosure of transactions between related parties [line items]
Total assets	3,309	3,267
Settlement claim against State | The shareholder
Disclosure of transactions between related parties [line items]
Total assets	SEK 3,309	SEK 3,267